Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance, Beginning	$ 17,638	$ 32,976
Increases related to prior year tax positions	0	250
Decreases related to prior year tax positions	(1,688)	0
Settlements	(7,386)	(5,202)
Lapse of statutes	(1,943)	(10,386)
Balance, Ending	$ 6,621	$ 17,638